LINE OF CREDIT	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
Line of Credit Facilities [Text Block]

NOTE 8: LINE OF CREDIT

In June 2011, the Company entered into a commercial line of credit agreement with JPMorgan Chase Bank. The term of the loan started from June 28, 2011 with maturity date on June 28, 2012. On July 23, 2012, the Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date. The line of credit agreement provides for borrowings up to $1,000,000. The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s). The outstanding balance of the line of credit was $0 and $1,000,000 as of December 31, 2012 and 2011, respectively. The adjustable annual interest rate for the line of credit was 2.7618% and 2.2070% as of December 31, 2012 and 2011, respectively. On October 22, 2012, the Company paid off the line of credit in full amount.

As of December 31, 2012 and 2011, $0 and $1,000,000 of cash was restricted as collateral for the commercial line of credit, respectively.